Taxation (Details) - Schedule of reconciliation statutory income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Statutory Income Tax Rate Abstract
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of non-deductible items	(1.00%)	(2.70%)	(2.70%)
Tax effect of undeclared expenses	(5.50%)
Tax effect of R&D expense additional deduction	7.20%
Tax effect of fair value changes	(0.10%)
Tax effect of share-based compensation	(1.90%)
Tax effect of income tax rate differences in jurisdictions other than the PRC	(10.40%)
Tax effect of net operating loss not applicable to carryforwards	(6.80%)	(8.30%)
Changes in valuation allowance	(6.50%)	(14.00%)	(22.30%)
Effective tax rate